REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]
	January – December
	2024	2023	2022
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	6,415,109	5,869,341	6,997,617
Revenue from rendering of services	131,037	142,478	104,453
Total	6,546,146	6,011,819	7,102,070